Capital Transaction (Details) (USD $)	0 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended
	Aug. 26, 2013	Aug. 16, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Series A Preferred Stock [Member] Investor	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2013 Series B Preferred Stock [Member] Investor	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Aug. 30, 2013 Investor [Member] Investor	Dec. 31, 2013 Additional Paid-in Capital [Member]	Dec. 31, 2013 Retained Earnings [Member]
Initial offering shares closed	$ 45,657	$ 1,370,000
Sale of public offering price per share	$ 6.50
Common stock, shares authorized			100,000,000	100,000,000						100,000,000
Common stock, Par value			$ 0.001	$ 0.001							$ 0.001
Common stock, shares issued			10,430,657	9,000,000							15,000
Common stock, shares outstanding			10,430,657	9,000,000
Number of investors					11		44				2
Proceeds from private placement	9,200,000				372,500		380,000
Preferred stock, shares authorized					1,000,000	1,000,000	5,000,000	5,000,000	10,000,000
Cost related to private placement					93,125		95,000
Additional preferred shares issued					745		760
Series A stock and Series B Stock converted into common stock			348,462
Amortization of beneficial conversion feature relating to convertible Preferred Shares					The number of shares of Common Stock issued upon conversion of the Series A Stock was the purchase price of the Series A Stock divided by a per share conversion price equal to 50% of the price of the initial public offering.		The number of shares of Common Stock issued upon conversion of the Series B Stock was the purchase price of the Series B Stock divided by a per share conversion price equal to 25% of the price of the initial public offering.
Cash received from private placement	7,600,000
Per share conversion price of Series A and Series B Stock					$ 3.25		$ 1.63
Amortization of beneficial conversion feature relating to convertible Series A and Series B Preferred shares												$ 752,500	$ (752,500)